Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of September 30, 2023 through February 15, 2024, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.      Subsequent to September 30, 2023, existing holders of the Company’s warrants exercised a combined 31,250 warrants at an average exercise price of $3.68 per warrant, resulting in $115,000 gross cash proceeds for the Company.

2.      On October 17, 2023, the Company issued 815,218 shares at a price of $3.68 per share in a public offering. The gross proceeds to the Company from this offering were approximately $3,000,000, before deducting the placement agent’s fees and other offering expenses payable by the Company.

3.      Subsequent to September 30, 2023, the Company settled the remaining notes payable to director Brian Tingle and repaid CAD $1,857,532.

4.      On November 22, 2023, the Company completed a private placement and issued 989,903 common shares at a price of $2.59, resulting in $2,562,660 gross cash proceeds for the Company.

5.      On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares. All share and per share data included in the aforementioned condensed interim consolidated financial statements reflect the reverse share split on a retroactive basis.

21.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of December 31, 2022 through February 15, 2024, the date the consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.      Subsequent to December 31, 2022, the Company vacated its leased office space in Los Angeles, CA in accordance with the termination of the lease. The Company is operating with a fully remote workforce for the foreseeable future. Upon vacating the office space, the Company sold or disposed of excess office furniture and equipment, including computers that are no longer needed by the current workforce.

2.      Subsequent to December 31, 2022, existing holders of the Company’s warrants exercised a combined 252,625 warrants at an average exercise price of $17.60 per warrant, resulting in $4,446,200 gross cash proceeds for the Company.

3.      On February 6, 2023, the Company issued 156,250 shares at a price of $14.40 per share in a registered direct offering. The gross proceeds to the Company from this offering were approximately $2,250,000, before deducting the placement agent’s fees and other offering expenses payable by the Company.

4.      On October 17, 2023, the Company issued 815,218 shares at a price of $3.68 per share in a public offering. The gross proceeds to the Company from this offering were approximately $3,000,000, before deducting the placement agent’s fees and other offering expenses payable by the Company.

5.      Subsequent to December 31, 2022, the Company settled the remaining notes payable to director Brian Tingle and repaid CAD $1,857,532.

6.      On November 22, 2023, the Company completed a private placement and issued 989,903 common shares at a price of $2.59, resulting in $2,562,660 gross cash proceeds for the Company.

7.      On December 28, 2023, the Company completed a one-for-16 reverse stock split of the Company’s common shares.